Statements of Cash Flows (Fortman Insurance Agency, LLC) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,102,961)
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation expense	15,528	$ 94,474
Change in operating assets and liabilities:
Accounts payable and accrued expenses	(102,154)
Net cash used in operating activities	(658,601)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Net cash provided by financing activities	6,449,962
Net increase in cash and restricted cash	260,530
Cash and restricted cash at beginning of year	101,206	101,206
Cash and restricted cash at end of year	361,736	491,585	$ 101,206
SUPPLEMENTAL DISCLOSURE OF CASH:
Cash paid for interest	96,997
Fortman Insurance Agency, LLC [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			491,208	$ 503,845
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation expense			22,335	26,225
Non-cash interest			465
Loss (gain) on sale of equipment			9,154	(4,064)
Change in operating assets and liabilities:
Prepaid and other current assets			460	6,190
Accounts payable and accrued expenses			(7,249)	(26,315)
Due to insurance providers			(2,707)	(2,129)
Net cash used in operating activities			513,666	503,752
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment			(48,168)	(10,230)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Payment of stockholder distributions			(491,382)	(506,479)
Payment of notes payable			(13,037)	(14,195)
Net cash provided by financing activities			(504,419)	(520,674)
Net increase in cash and restricted cash			(38,921)	(27,152)
Cash and restricted cash at beginning of year	$ 102,592	$ 102,592	141,513	168,665
Cash and restricted cash at end of year			102,592	141,513
SUPPLEMENTAL DISCLOSURE OF CASH:
Cash paid for interest			2,340	2,127
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS:
Purchase of property and equipment with long term note			23,430
Payoff of note payable with proceeds from trade in of property and equipment			37,785
Distribution of investment to members			$ 35,804